Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets:
Deposits with SMBC	¥ 53,992,931	¥ 46,207,027
Loans to SMBC	85,129,070	95,273,845
Other assets	4,043,908	4,321,724
Current tax assets	87,961	240,385
Total assets	192,175,566	191,150,981
Liabilities and equity:
Debt securities in issue	10,569,117	11,165,623
Other liabilities	6,882,740	7,461,101
Total liabilities	179,679,767	179,263,698
Shareholders' equity	10,663,297	9,932,573
Other equity instruments holders' equity	599,522	449,709
Total equity	12,495,799	11,887,283	¥ 11,042,099	¥ 11,020,850
Total equity and liabilities	192,175,566	191,150,981
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	4,716,206	5,313,238
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	1,636,619	3,031,029
SMFG [member]
Assets:
Investments in other subsidiaries and associates	1,548,012	1,547,319
Other assets	90,605	58,670
Current tax assets	67,414	87,571
Total assets	12,109,357	10,460,066
Liabilities and equity:
Long-term borrowings	199,221	132,806
Debt securities in issue	4,216,292	2,821,356
Other liabilities	47,001	22,612
Total liabilities	5,971,424	4,485,588
Shareholders' equity	5,541,687	5,527,691
Other equity instruments holders' equity	596,246	446,787
Total equity	6,137,933	5,974,478
Total equity and liabilities	12,109,357	10,460,066
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	251,681	728,445
Investments in SMBC	4,613,844	4,613,844
Loans to SMBC	5,537,801	3,424,217
Liabilities and equity:
Short-term borrowings from SMBC	1,228,030	1,228,030
SMFG [member] | Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	¥ 280,880	¥ 280,784